Fair Value	6 Months Ended
Mar. 31, 2020
Fair Value Disclosures [Abstract]
Fair Value

11. Fair Value

Accounting guidance and standards about fair value define fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Fair Value Hierarchy

Fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The accounting guidance and standards establish three levels of inputs that may be used to measure fair value:

•	Level 1 — Quoted prices in active markets for identical assets or liabilities.
•	Level 2 — Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which all significant inputs are observable or can be derived principally from or corroborated by observable market data for substantially the full term of the assets or liabilities
•	Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

The Company has assessed that the fair values of trade receivables, financial assets included in prepaid and other assets, restricted cash and cash and cash equivalents, trade payables, and financial liabilities included in other payables and accruals approximate to their carrying amounts largely due to the short-term maturities of these instruments.

The following table sets forth the carrying values and fair values of the Company’s outstanding debt at September 30, 2018 and 2019 and March 31, 2020.

	September 30, 2018		September 30, 2019
Liabilities	Carrying Value	Fair Value	Carrying Value	Fair Value
Red Fish Blue Fish Term Loan	$40,471	$42,677	$41,546	$44,160
Aperture Term Loan	3,184	3,482	—	—
JPMorgan Credit Facility	249,223	257,560	216,608	222,448
P&A Facility	17,712	18,000	9,794	10,000

	March 31, 2020
Liabilities	Carrying Value	Fair Value
Red Fish Blue Fish Term Loan	$42,092	$44,974
JPMorgan Credit Facility	225,989	230,369